Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest income on cash equivalents and short-term financial instruments	₩ 28,130	₩ 20,203	₩ 20,009
Interest income on installment receivables and others	47,915	34,150	25,875
Interest income	₩ 76,045	₩ 54,353	₩ 45,884